Note 10 - Changes in Stockholders' Equity (June 30, 2011)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
Note 10 – Changes in Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of $0.001 par value preferred stock.  No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of $0.001 par value common stock.

On February 11, 2011 we acquired additional oil and gas acreage from three unaffiliated sellers in two separate transactions encompassing mineral leases covering a total of approximately 117 net acres in Mountrail, Williams and Dunn counties in North Dakota for which we paid total cash of $215,975 and issued a total of 17,952 shares of our common stock.  The fair value of the common stock exchanged was $29,621 based on the closing stock price at the date of agreement.

On February 28, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 732 net acres of oil and gas properties in Williams, Mountrail, Dunn, Burke, Billings, Golden Valley, McKenzie and Stark counties in North Dakota.  In consideration for their assignment of these mineral leases, we paid the sellers a total of $821,270 of cash and issued to them 205,050 shares of our common stock.  The fair value of the common stock exchanged was $328,080 based on the closing stock price at the date of agreement.

On March 16, 2011, we closed an asset purchase agreement with certain sellers under which we acquired the sellers’ ownership interest in several mineral leases covering approximately 1,105 net acres of undeveloped oil and gas properties and 20 net acres of developed producing properties in Mountrail, Williams and Burke Counties in North Dakota in the Williston Basin.  In consideration for their assignment of the mineral leases, we paid the sellers a total of $1,372,787 of cash and issued to them 871,960 shares of our common stock, and issued an additional 400,000 shares of our common stock to an unaffiliated designee of the sellers.  The fair value of the common stock exchanged was $1,933,379 based on the closing stock price at the date of agreement.

On March 18, 2011 a total of 24,000 options were exercised for total proceeds of $7,800.  The shares were subsequently issued on April 4, 2011.

On April 5, 2011, the Company acquired a total of 116 net mineral acres of undeveloped oil and gas properties located in Mountrail and Williams Counties within North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of $145,025 of cash and issued 55,689 shares of our common stock.  The fair value of the common stock exchanged was $70,725 based on the closing stock price at the date of agreement.

On April 28, 2011, the Company acquired a total of 3,837 net mineral acres of undeveloped oil and gas properties located in Dunn County, North Dakota.  In consideration for the assignment of these mineral leases, the Company paid a total of $2,685,900 of cash and issued 2,302,200 shares of our common stock.  The fair value of the common stock exchanged was $2,578,464 based on the closing stock price at the date of agreement.

On May 18, 2011 a total of 24,000 options were exercised by our CEO in exchange for total proceeds of $7,800.  No other options were exercised during the six month period ending June 30, 2011.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc.  Each shareholder of record was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.

Note 9 – Stockholders’ Equity

Preferred Stock

On April 9, 2010 (inception) the Company authorized 20,000,000 shares of $0.001 par value preferred stock. No shares have been issued to date.

Common Stock

On April 9, 2010 (inception) the Company authorized 100,000,000 shares of $0.001 par value common stock.

On October 7, 2010, we issued 5,011,281 shares of our common stock in partial consideration of an asset purchase agreement (“APA”) to acquire the right, title, and interest in several mineral leases covering approximately 3,712 net acres in the Williston Basin in North Dakota (“Mineral Leases”), along with $2,969,648 of cash, plus assignment to the Sellers (or in Sellers’ sole discretion, reservation by the Sellers in their assignment to the Company) of a 2% overriding royalty interest in the mineral leases.  The fair value of the common stock exchanged was $1,252,820 based on the closing stock price at the date of agreement.

During November and December of 2010, the Company raised a total of $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at $1.00 per share, of which, related parties participated through the investment of a total of $6,270,000, representing 6,270,000 shares of common stock.

Stock Distribution

On June 14, 2010, Ante4, Inc. distributed 21,292,333 shares of the common stock of the Company among Ante4, Inc.’s shareholders pursuant to the spin-off of the Company from Ante4, Inc. Each shareholder of record on April 15, 2010 was issued one share of Ante5, Inc. common stock for each share of Ante4, Inc. common stock owned by the shareholder.